Share-based Payments - Schedule of Number and Weighted Average Exercise Price of Performance Options (Details) - Performance Options	12 Months Ended	13 Months Ended
	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2017 CAD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options outstanding, Beginning balance | shares	475,000	625,000
Number of options, Forfeited | shares	(150,000)	(150,000)
Number of options outstanding, Ending balance | shares	325,000	475,000
Number of options, Exercisable | shares	325,000
Weighted average exercise price, Beginning balance | $	$ 1.55	$ 1.55
Weighted average exercise price, Forfeited | $	1.55	1.55
Weighted average exercise price, Ending balance | $	1.55	$ 1.55
Weighted average exercise price, Exercisable | $	$ 1.55